Post Retirement Plans - Schedule of Principal Assumptions Used in Determining Gratuity (Detail) - Defined Benefit Gratuity Plan [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.53%	7.15%
Salary escalation rate	10.00%	7.00%
Employee turnover rate	9.00%	12.00%
Retirement age	58 years	58 years